Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Western Asset Core Plus Bond Portfolio
Supplement dated January 20, 2022 to the
Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective Prospectus for the AST Western Asset Core Plus Bond Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
New Subadvisory Arrangements, Strategy Changes and Name Change
The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) adding PGIM Fixed Income, a business unit of PGIM, Inc., PGIM Limited, and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Western Asset Management Company, LLC and Western Asset Management Company Limited (collectively, Western Asset); (ii) changing the name of the Portfolio to the "AST Core Fixed Income Portfolio"; (iii) revising the investment strategy of the Portfolio; and (iv) amending the investment management agreement among the Trust, PGIM Investments LLC, and AST Investment Services, Inc. to reflect a reduced contractual management fee rate for the Portfolio. These changes are expected to become effective on February 14, 2022.
To reflect these changes, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 14, 2022:
A.All references in the Prospectus to "AST Western Asset Core Plus Bond Portfolio" are hereby changed to "AST Core Fixed Income Portfolio."
B.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST WESTERN ASSET CORE PLUS BOND Portfolio – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as "junk bonds"), but at least B-/B3, or if unrated, are determined by the Portfolio's subadvisers to be of comparable quality.
The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. The Portfolio's dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio's subadviser will take action to bring the Portfolio's dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns.
The Portfolio is allocated among three subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), and Wellington Management Company LLP (Wellington Management), and Western Asset Management Company, LLC/ Western Asset Management Company Limited (collectively, Western Asset). Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

AST Western Asset Core Plus Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Western Asset Core Plus Bond Portfolio
Supplement dated January 20, 2022 to the
Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective Prospectus for the AST Western Asset Core Plus Bond Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
New Subadvisory Arrangements, Strategy Changes and Name Change
The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) adding PGIM Fixed Income, a business unit of PGIM, Inc., PGIM Limited, and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Western Asset Management Company, LLC and Western Asset Management Company Limited (collectively, Western Asset); (ii) changing the name of the Portfolio to the "AST Core Fixed Income Portfolio"; (iii) revising the investment strategy of the Portfolio; and (iv) amending the investment management agreement among the Trust, PGIM Investments LLC, and AST Investment Services, Inc. to reflect a reduced contractual management fee rate for the Portfolio. These changes are expected to become effective on February 14, 2022.
To reflect these changes, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 14, 2022:
A.All references in the Prospectus to "AST Western Asset Core Plus Bond Portfolio" are hereby changed to "AST Core Fixed Income Portfolio."
B.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST WESTERN ASSET CORE PLUS BOND Portfolio – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as "junk bonds"), but at least B-/B3, or if unrated, are determined by the Portfolio's subadvisers to be of comparable quality.
The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. The Portfolio's dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio's subadviser will take action to bring the Portfolio's dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns.
The Portfolio is allocated among three subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), and Wellington Management Company LLP (Wellington Management), and Western Asset Management Company, LLC/ Western Asset Management Company Limited (collectively, Western Asset). Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.